Commitment and Contingences - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,369
2023	1,391
2024	1,361
2025	1,342
2026	1,364
Thereafter	2,386
Total	$ 9,213